Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000
Common stock, shares issued	10,650,002	10,535,002	3,247,840	0
Common stock, shares outstanding	10,650,002	10,535,002	3,247,840	0
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized	10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, issued	0	0	0	0
Preferred stock, outstanding	0	0	0	0